Net Loss Per Share - Reconciliation of Basic and Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average common shares (in shares)	6,201,954	2,307,668	1,956,933
Weighted average pre-funded warrants (in shares)	695,111	1,063,563	672,851
Total basic weighed average shares (in shares)	6,897,065	3,371,231	2,629,784
Total diluted weighed average shares (in shares)	6,897,065	3,371,231	2,629,784